As filed with the Securities and Exchange Commission on February 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22790

DoubleLine Equity Funds
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Equity LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

DoubleLine Equities Growth Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.7%
Aerospace & Defense - 4.8%
2,100	HEICO Corporation	126,840
946	Precision Castparts Corporation	227,873
		354,713
Automobiles - 2.5%
835	Tesla Motors, Inc.*	185,712
Biotechnology - 18.1%
2,370	Achillion Pharmaceuticals, Inc.*	29,032
2,974	Aquinox Pharmaceuticals, Inc.*	22,305
5,328	Arrowhead Research Corporation*	39,321
515	Biogen Idec, Inc.*	174,817
1,114	BioMarin Pharmaceutical, Inc.*	100,706
2,756	Calithera Biosciences, Inc.*	55,671
1,263	Celgene Corporation*	141,279
5,011	Foundation Medicine, Inc.*	111,344
1,372	Gilead Sciences, Inc.*	129,325
1,872	Incyte Corporation *	136,862
2,200	Isis Pharmaceuticals, Inc.*	135,828
12,919	Orexigen Therapeutics, Inc.*	78,289
4,855	Seattle Genetics, Inc.*	155,991
1,615	Versartis, Inc.*	36,257
		1,347,027
Capital Markets - 1.6%
3,463	Moelis & Company	120,963
Banks - 3.0%
4,249	First Republic Bank	221,458
Technology Hardware, Storage & Peripherals - 2.0%
1,796	Stratasys Ltd.*	149,266
Electrical Equipment - 3.5%
4,922	AMETEK, Inc.	259,045
Energy Equipment & Services - 4.9%
2,634	Halliburton Company	103,595
3,432	Oceaneering International, Inc.	201,836
4,864	Weatherford International PLC (Ireland) *	55,693
		361,124
Food & Staples Retailing - 5.2%
1,633	PriceSmart, Inc.	148,962
7,058	Sprouts Farmers Market, Inc.*	239,831
		388,793
Food Products - 2.1%
2,660	Hain Celestial Group, Inc.*	155,051
Health Care Technology - 1.8%
926	athenahealth, Inc.*	134,918
Insurance - 2.6%
1,661	ACE Ltd. (Switzerland)	190,816
Internet & Catalog Retail - 3.2%
756	Amazon.com, Inc.*	234,625
Internet Software & Services - 12.6%
1,143	CoStar Group, Inc.*	209,889

1,752		Facebook, Inc.*			136,691
788		LinkedIn Corporation*			181,011
6,363		Pandora Media, Inc.*			113,452
4,188		Twitter, Inc.*			150,224
2,738		Yelp, Inc.*			149,851
					941,118
IT Services - 3.5%
907		Alliance Data Systems Corporation*			259,447
Life Sciences Tools & Services - 2.8%
1,109		Illumina, Inc.*			204,699
Oil, Gas & Consumable Fuels - 1.8%
13,071		EP Energy Corporation*			136,461
Road & Rail - 1.6%
1,001		Kansas City Southern			122,152
Software - 13.3%
1,709		NetSuite, Inc.*			186,572
3,072		Salesforce.com, Inc.*			182,200
3,400		ServiceNow, Inc.*			230,690
2,007		Tableau Software, Inc.*			170,113
2,721		Workday, Inc.*			222,061
					991,636
Specialty Retail - 6.8%
1,297		CarMax, Inc.*			86,354
5,352		DSW, Inc.			199,630
2,834		Tractor Supply Company			223,376
					509,360
Total Common Stocks (Cost $6,855,478)					7,268,384

Short Term Investments - 3.2%
78,575		BlackRock Institutional Liquidity Funds FedFund Portfolio	0.02%	♦	78,575
78,575		Fidelity Institutional Government Portfolio	0.01%	♦	78,575
78,575		Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	♦	78,575
Total Short Term Investments (Cost $235,725)					235,725

Total Investments - 100.9% (Cost $7,091,203)					7,504,109
Liabilities in Excess of Other Assets - (0.9)%					(64,603)
NET ASSETS - 100.0%					$7,439,506

	*	Non-Income Producing
	♦	Seven-day yield as of December 31, 2014

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

Tax Cost of Investments	$7,092,175
Gross Tax Unrealized Appreciation	741,256
Gross Tax Unrealized Depreciation	(329,322)
Net Tax Unrealized Appreciation (Depreciation)	$411,934

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

INVESTMENT BREAKDOWN as a % of Net Assets:

Biotechnology	18.1%
Software	13.3%
Internet Software & Services	12.6%
Specialty Retail	6.8%
Food & Staples Retailing	5.2%
Energy Equipment & Services	4.9%
Aerospace & Defense	4.8%
IT Services	3.5%
Electrical Equipment	3.5%
Short Term Investments	3.2%
Internet & Catalog Retail	3.2%
Banks	3.0%
Life Sciences Tools & Services	2.8%
Insurance	2.6%
Automobiles	2.5%
Food Products	2.1%
Technology Hardware, Storage & Peripherals	2.0%
Oil, Gas & Consumable Fuels	1.8%
Health Care Technology	1.8%
Road & Rail	1.6%
Capital Markets	1.6%
Other Assets and Liabilities	(0.9)%
100.0%

Summary of Fair Value Disclosure
December 31, 2014 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2014, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 20141:

Category
Investments in Securities
Level 1
Common Stock	$7,268,384
Money Market Funds	235,725
Total Level 1	7,504,109
Level 2	-
Level 3	-
Total	$7,504,109
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2 or 3 during the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Equity Funds

By (Signature and Title) /s/ Ronald R. Redell
                                           Ronald R. Redell, President

Date February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
                                           Ronald R. Redell, President

Date February 26, 2015

By (Signature and Title) /s/ Susan Nichols
                                           Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  February 26, 2015